JPMorgan Core Plus Bond Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	(0.14%)	2.03%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	0.09%	2.28%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	7.81%	0.34%	2.53%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	7.95%	0.51%	2.70%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	0.63%	2.79%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	(1.03%)	1.26%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	(0.24%)	1.49%